Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	The Company’s practice is to grant equity awards to eligible employees only (a) when there is no special closed trading window or otherwise where there is no material nonpublic information regarding the Company that has not yet been publicly disclosed and (b) on or after the second trading day after financial and other information about the Company has been widely released through a press release, newswire or periodic report filed with the SEC and/or the CSA, and before the date that is 15 days prior to the end of each fiscal quarter (an “Open Trading Window”). This timing ensures that equity grants are made at a time when the market has the greatest amount of information concerning the Company’s performance, including its financial condition and results of operations, as is reasonably practicable. The Company’s Insider Trading Policy does not allow for the approval of grants of equity Awards outside of an Open Trading Window. In 2025, the Company made most grants of equity Awards on or near June 1 of the applicable year other than in connection with promotional or new hire grants.
Award Timing Predetermined [Flag]	false